Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions
Related Party Transactions

NOTE 6 — Related Party Transactions

John Redmond

John Redmond was the former chairman of ScanTech’s board of directors prior to Business Combination. Upon the consummation of the Business Combination, the majority of the loan balances, including accrued interest, owed to John Redmond were converted into shares of the Company’s Common Stock.

As of March 31, 2025, only three loans, together totaling $2.4 million, issued by St. James Bank and Trust Company Ltd (“SJBT”) via the promissory note agreements between Azure LLC and ScanTech remained on the balance sheet. The remaining loan balances, along with the related accrued interest payables, had been converted into shares of the Company’s Common Stock at the closing of the Business Combination. The settlement was treated as a capital transaction, with the corresponding gain being recorded in additional paid-in capital, as the settlement was deemed to be a troubled debt restructuring. As of December 31, 2024, the Company’s outstanding loan balances with these entities, including accrued interest, were approximately $61.3 million. As of December 31, 2024, the Company was in default on all notes held by Azure.

The conversion feature did not meet the definition of a derivative and did not contain a significant premium. Therefore, the Company did not account for the conversion feature separately. Mr. Redmond also has an intercreditor agreement with the Seed financing noteholders, which provides drag-along conversion and certain collateral agency rights under certain terms and conditions. The drag-along conversion rights were deemed to be a contingent conversion feature, which would not require recognition until the contingency is met. The drag-along conversion rights also did not meet the definition of a derivative. These drag-along conversion rights were exercised and no longer outstanding upon the consummation of the business combination.

On February 7, 2025, the Company entered into a non-binding refinance term sheet with NACS, LLC, John Redmond, and SJBT. Under the terms of this agreement, the Company was to issue 316,616 shares of common stock to SJBT. SJBT would then sell these shares, subject to a leak-out agreement, and use the sale proceeds to repay the carryforward amounts of the existing loans. The proceeds from the share sales were specifically applied to reduce the accrued and unpaid interest on the Azure loans. The following table lists the accrued interest and principal balances of the notes issued to related parties associated with John Redmond.

	As of March 31, 2025			As of December 31, 2024
	Interest	Principal		Interest	Principal
Entity	Payable	Payable	Total	Payable	Payable	Total
Azure-SJBT	$143,983	$2,275,000	$2,418,983	$3,095,947	$6,831,987	$9,927,934
NACS, LLC	—	—	—	25,052,756	11,493,949	36,546,705
Assumed notes	—	—	—	11,092,887	3,770,119	14,863,006
Total	$143,983	$2,275,000	$2,418,983	$39,241,591	$22,096,055	$61,337,646

Mr. Redmond also paid expenses on behalf of the Company which were not included as principal balance in any of Mr. Redmond’s outstanding loans. As of March 31, 2025 and December 31, 2024, Mr. Redmond’s outstanding expense advances were $1.2 million and $1.3 million, respectively. These items are presented in the condensed consolidated balance sheets under the caption of related parties payables.

Dolan Falconer

On September 26, 2024, the Company entered into a conversion and mutual release agreement with Mr. Falconer, the Company’s CEO. Under the terms of the agreement, the parties agreed that it would be mutually beneficial for Mr. Falconer to convert all of his deferred compensation, totaling $1,189,716, into 275,751 shares of the Company’s Common Stock upon the closing of the Business Combination.

The total deferred compensation of $1,189,716 as of December 31, 2024 is comprised of the following components: deferred compensation of $726,318, associated late fees of $247,321, a deferred incentive of $41,651, unpaid hardship compensation of $16,899, and a payable balance of $208,727 for operating expenses paid on behalf of the Company. This total is partially offset by employee advances of $51,200. These amounts were presented on the Company’s balance sheet as of December 31, 2024, under the following captions: accrued compensation ($1,032,189), related parties payables ($208,727), and other current assets ($51,200).

Alice Wilson

Ms. Wilson is the sister of Mr. Falconer. Ms. Wilson has extended an expense advance on behalf of the Company. The balance of Mrs. Wilson’s expense advance as of March 31, 2025 and December 31,2024 was $20,000. The amount was presented in the condensed consolidated balance sheets under the caption of related parties payable.

Seaport Group SIBS LLC

On September 23, 2024, the Company entered into an intercreditor and collateral agency agreement with Seaport Group SIBS LLC. Pursuant to the agreement, the Company agreed to exchange the entire outstanding principal and accrued interest on the Seaport Global loan, as of the date of the Business Combination, for a new loan in the same total amount. The accumulated interest was capitalized into the principal balance of the new loan. As of December 31, 2024, the total principal, including rolled-in interest, was $14,701,451. This amount was recorded as the new principal balance as of March 31, 2025.

On December 31, 2024, the Company entered into the Seaport Credit Facility with Seaport Group SIBS LLC. Under the terms of the agreement, Seaport agreed to provide the Company with a credit facility up to $2,000,000 in principal. The outstanding principal and all accrued interest under the Seaport Credit Facility are due and payable 12 months from the date the funds are disbursed. The facility carries an annual interest rate of 15%.

On December 31, 2024, the Company entered into a senior unsecured promissory note agreement with Seaport Group SIBS LLC, under which Seaport agreed to lend the Company $1,000,000. The note was unsecured and repayable, including all accrued interest, in the form of 303,951 ordinary shares of the Company’s common stock. These shares were issued to Seaport on February 18, 2025 in full satisfaction of the outstanding balance under the note.

Upon the closing of the Business Combination, the outstanding warrants associated with the Seaport Global loan and the first Seaport bridge loan, executed on March 27, 2024, were exercised. These warrants, which had an aggregate fair value of $18,575,421 as of December 31, 2024, were converted into 5,554,792 shares of the Company’s Common Stock. Subsequently, on January 7, 2025, Seaport exercised the option related to the second bridge loan, executed on November 14, 2024, by paying an exercise price of $10 to receive 1,000,000 shares of the Company’s Common Stock. The fair value of this option was estimated at $2,212,000 as of December 31, 2024.

The Company executed the Fourth Amendment to the Business Combination Agreement, pursuant to which it agreed to issue 1,149,230 shares of common stock to Seaport Group SIBS LLC in connection with the promissory bridge note dated March 27, 2024. Separately, on January 2, 2025, the Company entered into a supplemental agreement with Seaport, under which Seaport agreed to waive any and all claims it and its affiliates may have against the Company in exchange for 100,000 shares of common stock. In total, 1,249,230 shares of common stock were issued to Seaport on February 18, 2025 in connection with these agreements.

On March 31, 2025, the Company entered into an amendment to Seaport Bridge Loans. Under the terms of the amendment, Seaport Group SIBS LLC agreed to convert the cumulative principal and accrued interest from the first and second bridge loans, purchase order loans, and OPG loans into 5,350,000 shares of the Company’s Common Stock. In addition, in the same amendment, the Company granted Seaport Group SIBS LLC a warrant to purchase 3,000,000 shares of Common Stock at an exercise price of $0.01 per share. Seaport exercised the warrant on March 31, 2025 by paying $30,000 cash, and 3,000,000 shares of Common Stock were subsequently issued to Seaport Group SIBS LLC. In total, 8,350,000 shares of common stock were issued to Seaport in April 2025 in connection with this agreement.

NOTE 5 — Related Party Transactions

ScanTech/IBS IP Holding Company, LLC

The Company licenses certain key intellectual property from ScanTech/IBS IP Holding Company, LLC (“ScanTech IP Holdco”). The license agreement between ScanTech IP Holdco and the Company provides for a perpetual, royalty free license and survivability in the event of a Chapter 11 bankruptcy of ScanTech IP Holdco. ScanTech IP Holdco has no employees and is a manager-managed LLC. John Redmond and Dolan Falconer are the controlling managers of ScanTech IP Holdco. As of December 31, 2024 and 2023, there were no liabilities or payables owed to ScanTech IP Holdco from the Company and there were no receivables due to the Company from ScanTech IP Holdco.

John Redmond

Azure, LLC (“Azure”) and NACS, LLC (“NACS”) have certain outstanding notes with the Company, all of which are secured by the assets of the Company. Azure and NACS are controlled by Mr. Redmond, the Chairman of the Board of Directors. As of December 31, 2024 and 2023, the Company’s outstanding loan balances with these entities, including accrued interest, were approximately $61.3 million and $54.3 million, respectively.

The conversion feature did not meet the definition of a derivative and did not contain a significant premium. Therefore, the Company did not account for the conversion feature separately. John Redmond also has an intercreditor agreement with the Seed financing noteholders which provides drag-along conversion and certain collateral agency rights under certain terms and conditions. The drag-along conversion rights were deemed to be a contingent conversion feature, which would not require recognition until the contingency is met. The drag-along conversion rights also did not meet the definition of a derivative.

The following table lists the accrued interest and principal balances of the notes issued to related parties associated with John Redmond, the Company’s Chairman. (See Note 11 – Debt and Warrant Liabilities for terms and details of John Redmond series of notes)

	As of December 31, 2024			As of December 31, 2023
	Interest	Principal		Interest	Principal
Entity	Payable	Payable	Total	Payable	Payable	Total
Azure, LLC	$3,095,947	$6,831,987	$9,927,934	$1,904,740	$6,831,987	$8,736,727
NACS, LLC	25,052,756	11,493,949	36,546,705	20,939,396	11,493,949	32,433,345
Assumed notes	11,092,887	3,770,119	14,863,006	9,385,014	3,770,119	13,155,133
Total	$39,241,591	$22,096,055	$61,337,646	$32,229,150	$22,096,055	$54,325,205

Mr. Redmond also paid expenses on behalf of the Company which were not included as principal balance in any of Mr. Redmond’s outstanding loans. As of December 31, 2024 and 2023, Mr. Redmond’s outstanding expense advances were $1.3 million and $0.7 million, respectively. These items are presented in the Balance Sheets under the caption of related parties payables.

As of December 31, 2024, the Company was in default on all notes held by NACS, Azure assumed notes and Mr. Redmond. As of December 31, 2023, the Company was in default on all notes held by NACS and Mr. Redmond but was not in default on the notes held by Azure.

For the year ended December 31, 2024, Mr. Redmond provided short-term to the Company in the amount of $316,000. These short-term fundings had interest rates of 0% per annum. On April 4, 2024, $25,000 of the short-term funding was repaid to Azure LLC.

On October 24, 2024, the Company entered into a settlement and mutual release agreement with Taylor Frères Americas LLP (“TFA”) which replaced the agreement executed on June 18, 2024 and expired on September 30, 2024. In connection with the Company’s ongoing restructuring and reorganization activities, the parties wish to settle and resolve any and all claims arising from or related to the engagement letter and the TFA’s other dealings with NACS, ScanTech, John Redmond (the controlling member of NACS and the Chairman of ScanTech) and their affiliates. Pursuance to the June 18, 2024 agreement, the Company agreed to pay to TFA a good faith deposit in the amount of $50,000, which was paid in full by July 2024.

In connection with the June 18, 2024 agreement, 349,871 units of series B were transferred from NACS to TFA. As of December 31, 2024, TFA owned 8% of all outstanding Series B Units as a result of the transfer. The Company subsequently recorded a unit-based compensation in the amount of $38,486 and an increase in additional paid in capital of $38,486.

Dolan Falconer

Mr. Falconer, the CEO of the Company, paid for certain expenses on behalf of the Company. In addition, the Company owes Mr. Falconer deferred compensation of $726,318 and $697,422 as of December 31, 2024 and 2023, respectively. The amounts were presented on the Balance Sheets under the caption of accrued compensation.

The Company owed Mr. Falconer for deferred compensation and late fees amounting to $299,228 and $214,712 as of December 31, 2024 and 2023, respectively. These items are presented in the Balance Sheets under the caption of accrued compensation.

On June 1, 2023, the Board of Director of the Company approved the accelerated vesting of the remaining unvested 2.25% of Series C membership interests previously approved and awarded to Mr. Falconer in 2014. As a result of this decision, 248,260 units of Series C membership interests were fully vested to Mr. Falconer. The 248,260 units were valued at $0.41 per unit at the grant date of April 1, 2014, resulting in a total value of $101,787. This amount was recorded as Unit compensation expense on June 1, 2023.

Ben DeCosta

Mr. DeCosta is a member of the Board of Directors of the Company. Mr. DeCosta has an outstanding promissory note with the Company with a principal balance of $250,000 and a stated interest rate of 15% per annum. As of December 31, 2024 and 2023, the balance of Mr. DeCosta’s promissory note was $719,549 and $619,897, respectively, including all principal and unpaid accrued interest. The principal of $250,000 was presented in the Balance Sheets under the caption of short-term debt from related parties, net. The interest payables in the amount of $469,549 and $369,897 as of December 31, 2024 and 2023, respectively, were presented in the Balance Sheets under the caption of interest payable to related parties.

Alice Wilson

Mrs. Wilson is the sister of Mr. Falconer. Mrs. Wilson has extended an expense advance on behalf of the Company. The balance of Mrs. Wilson’s expense advance as of December 31,2024 and 2023 was $20,000. The amount was presented in the Balance Sheets under the caption of related parties payable.